EMPLOYEES BENEFITS PLANS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
2023	R$ 4,650
2024	5,157
2025	5,687
2026	6,282
2027	6,919
2028 to 2032	R$ 44,451
Weighted average duration - in years	17 years 1 month 28 days
F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
2023	R$ 16,723
2024	4,552
2025	4,933
2026	5,666
2027	5,992
2028 to 2032	R$ 37,766
Weighted average duration - in years	5 years 8 months 4 days
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
2023	R$ 15,254
2024	16,485
2025	14,363
2026	13,658
2027	12,324
2028 to 2032	R$ 62,940
Weighted average duration - in years	5 years 3 months 7 days
Others [Member]
IfrsStatementLineItems [Line Items]
2023	R$ 27,740
2024	17,807
2025	18,858
2026	19,145
2027	20,237
2028 to 2032	R$ 131,600
Weighted average duration - in years	9 years 3 months 10 days
Total [Member]
IfrsStatementLineItems [Line Items]
2023	R$ 64,367
2024	44,001
2025	43,841
2026	44,751
2027	45,472
2028 to 2032	R$ 276,757
Weighted average duration - in years	8 years 4 months 6 days